Share-based payments - Fair value of the restricted share units (Details) - Restricted Share Units Scheme	Dec. 31, 2021 item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 item	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 item
Disclosure of terms and conditions of share-based payment arrangement
Number of restricted share units	16,552,829		16,552,829	1,751,702	1,751,702	2,306,000
September 2019
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		¥ 35.22
Number of restricted share units | EquityInstruments			545,383		1,354,702
January 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		16.18
Number of restricted share units | EquityInstruments			18,000		164,000
April 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		16.98
Number of restricted share units | EquityInstruments			82,500		165,000
July 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		38.67
Number of restricted share units | EquityInstruments			17,250		68,000
June 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		13.69
Number of restricted share units | EquityInstruments			503,076
June 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		14.31
Number of restricted share units | EquityInstruments			226,000
June 2021, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		14.93
Number of restricted share units | EquityInstruments			1,279,800
July 2021
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		15.16
Number of restricted share units | EquityInstruments			252,000
September 2021
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		5.53
Number of restricted share units | EquityInstruments			7,346,000
October 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		5.25
Number of restricted share units | EquityInstruments			448,000
October 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		3.91
Number of restricted share units | EquityInstruments			2,820
October 2021, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥		¥ 4.68
Number of restricted share units | EquityInstruments			5,832,000